Investment Risks	Dec. 29, 2025
Villere Balanced Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Balanced Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Villere Balanced Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risks: Fixed-income (debt) securities are generally subject to the following risks:
◦Interest Rate Risk. The value of the Balanced Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.
◦Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
◦Prepayment Risk. Issuers of securities held by the Balanced Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Balanced Fund may have to invest the proceeds in lower-yielding securities.

Villere Balanced Fund | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Balanced Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
Villere Balanced Fund | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.
Villere Balanced Fund | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Villere Balanced Fund | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. Issuers of securities held by the Balanced Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Balanced Fund may have to invest the proceeds in lower-yielding securities.
Villere Balanced Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
Villere Balanced Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Villere Balanced Fund | High Yield ("Junk Bond") Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield (“Junk Bond”) Risk: The value of fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
Villere Balanced Fund | Large-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Sized Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Villere Balanced Fund | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk: The Balanced Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Balanced Fund to sector emphasis risk. This is the risk that the Balanced Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Balanced Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Villere Balanced Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Balanced Fund may lose money and there may be a delay in recovering the loaned securities. The Balanced Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

Villere Balanced Fund | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
Villere Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Balanced Fund.
Villere Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Villere Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Adviser may fail to implement the Equity Fund’s investment strategies and meet its investment objective.
Villere Equity Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Villere Equity Fund | Large-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Sized Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Villere Equity Fund | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk: The Equity Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Equity Fund to sector emphasis risk. This is the risk that the Equity Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Equity Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Villere Equity Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Equity Fund may lose money and there may be a delay in recovering the loaned securities. The Equity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.
Villere Equity Fund | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
Villere Equity Fund | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
Villere Equity Fund | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk: The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions. The Equity Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.
Villere Equity Fund | Initial Public Offering ("IPO") Risk Member
Prospectus [Line Items]
Risk [Text Block]	Initial Public Offering (“IPO”) Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
Villere Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Equity Fund.